Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

24.	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of derivative financial instruments
In addition to the note below, see Note 25 - Fair Value Measurements for information about the fair value hierarchy of derivatives.
Primary risks managed by derivative financial instruments
The main risks managed by derivative financial instruments are interest rate risk and foreign currency risk. The Company’s Board of Directors reviews and approves policies for managing each of these risks as summarized below.
The Company enters into derivative transactions (principally interest rate swaps and forward foreign currency contracts) in order to manage interest rate and foreign currency risks arising from the Company’s operations and its sources of finance. The Company does not hold financial or derivative instruments for trading purposes.
Interest Rate Risk — Investment Income
As a result of the Company’s operating activities, the Company holds Fiduciary funds. The Company earns interest on these funds, which is included in the Company’s financial statements as investment income. These funds are regulated in terms of access and the instruments in which they may be invested, most of which are short-term in maturity.
Through the fourth quarter of 2011, in order to manage interest rate risk relating to Fiduciary funds, the Company entered into interest rate swaps to receive a fixed rate of interest and pay a variable rate of interest denominated in the various currencies related to the short-term investments. During the second quarter 2012, the Company closed out its legacy position relating to such instruments. The fair value of these swaps at the close out date was $16 million, representing a cash settlement amount on termination. In connection with the terminated swaps, the Company retained a gain of $15 million in accumulated other comprehensive income. This gain is being reclassified into earnings in line with the forecasted swap transactions. The Company expects approximately $1 million of the gain to be recognized in the consolidated statement of operations in 2015.
At December 31, 2014 and 2013, the Company had no derivative financial instruments that were designated as cash flow hedges of interest rate risk in investments.
Interest Rate Risk — Interest Expense
The Company's operations are financed principally by $2,054 million fixed rate senior notes maturing through 2043 and $259 million under a 7-year term loan facility. The Company has access to (i) $800 million under a revolving credit facility expiring July 23, 2018, (ii) $400 million under a revolving credit facility expiring April 28, 2015, which will be available for regulatory capital purposes related to securities underwriting only, and (iii) $22 million under two further revolving credit facilities, of which $20 million is also only available for specific regulatory purposes. As of December 31, 2014 $nil (2013: $nil) was drawn on these facilities.
The 7-year term loan facility bears interest at LIBOR plus 1.50% and drawings under the revolving credit facility bear interest at LIBOR plus 1.50%. These margins apply while the Company’s debt rating remains BBB-/Baa3. Should the Company’s debt rating change, then the margin will change in accordance with the credit facilities agreements. The fixed rate senior notes bear interest at various rates as detailed in Note 18 — ‘Debt’.
During the year ended December 31, 2010, the Company entered into a series of interest rate swaps for a total notional amount of $350 million to receive a fixed rate and pay a variable rate on a semi-annual basis, with a maturity date of July 15, 2015. The Company had previously designated these instruments as fair value hedges against its $350 million 5.625% senior notes due 2015 and had accounted for them accordingly until the first quarter of 2013 at which point these swaps, although remaining as economic hedges, no longer qualified for hedge accounting.
During the year ended December 31, 2013, the Company closed out the above interest rate swaps and received a cash settlement of $13 million on termination.
To hedge against the potential variability in benchmark interest rates in advance of the anticipated debt issuance, the Company entered into two short-term treasury locks during the three months ended June 30, 2013. These were closed out during the three months ended September 30, 2013 following the issue of the new senior notes described in Note 18 - 'Debt'. The fair value of these treasury locks at the close out date was $21 million, received as a cash settlement on termination.
The Company had designated the Treasury locks as effective hedges of the anticipated transaction and had recognized a gain of $19 million in other comprehensive income in relation to the effective element that qualified for hedge accounting at that date. This amount will be reclassified into earnings consistent with the recognition of interest expense on the 4.625% senior notes due 2023 and the 6.125% senior notes due 2043. In addition, the Company recognized a $2 million gain in interest expense in the year ended December 31, 2013 for the portion of the treasury locks determined as ineffective.
Foreign Currency Risk
The Company’s primary foreign exchange risks arise:

•
from changes in the exchange rate between US dollars and pounds sterling as its London market operations earn the majority of their revenues in US dollars and incur expenses predominantly in Pounds sterling, and may also hold a significant net sterling asset or liability position on the balance sheet. In addition, the London market operations earn significant revenues in Euros and Japanese yen; and

•	from the translation into US dollars of the net income and net assets of its foreign subsidiaries, excluding the London market operations which are US dollar denominated.

The foreign exchange risks in its London market operations are hedged as follows:

•
to the extent that forecast Pound sterling expenses exceed Pound sterling revenues, the Company limits its exposure to this exchange rate risk by the use of forward contracts matched to specific, clearly identified cash outflows arising in the ordinary course of business; and

•
to the extent the UK operations earn significant revenues in Euros and Japanese yen, the Company limits its exposure to changes in the exchange rate between the US dollar and these currencies by the use of forward contracts matched to a percentage of forecast cash inflows in specific currencies and periods. In addition, we are also exposed to foreign exchange risk on any net sterling asset or liability position in our London market operations.

The fair value of foreign currency contracts is recorded in other assets and other liabilities. For contracts that qualify as accounting hedges, changes in fair value resulting from movements in the spot exchange rate are recorded as a component of other comprehensive income whilst changes resulting from a movement in the time value are recorded in interest expense. For contracts that do not qualify for hedge accounting, the total change in fair value is recorded in interest expense. Amounts held in comprehensive income are reclassified into earnings when the hedged exposure affects earnings.
At December 31, 2014 and 2013, the Company’s foreign currency contracts were all designated as hedging instruments except for those relating to short-term cash flows and hedges of certain intercompany loans.
The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for Pounds sterling in the case of US dollars and US dollars for euro and Japanese yen. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	December 31,
	Sell 2014(i)	Sell 2013
	(millions)
US dollar	$678	$303
Euro	186	97
Japanese yen	51	35

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(i)	Forward exchange contracts range in maturity from 2015 to 2017.
In addition to forward exchange contracts, we undertake short-term foreign exchange swaps for liquidity purposes. These are not designated as hedges and do not qualify for hedge accounting. The fair values at December 31, 2014 and 2013 were immaterial.
During the year ended December 31, 2014, the Company entered into a number of foreign currency transactions in order to hedge certain intercompany loans. These derivatives were not designated as hedging instruments and were for a total notional amount of $352 million (December 31, 2013: $228 million). In respect of these transactions, an immaterial amount has been recognized as an asset within other current assets and an equivalent gain has been recognized in other income (expense), net, for the period.
In addition during the year ended December 31, 2014, in order to hedge the Company's exposure relating to the purchase price consideration for acquiring a 75.8 percent holding in Max Matthiessen AB, the Company entered into a series of forward exchange contracts. As a result of these transactions the Company recognized a $14 million expense in other income (expense), net, and an equivalent reduction to cash and cash equivalents in the year.

Derivative financial instruments
The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at December 31:

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2014	2013
		(millions)
Assets:
Forward exchange contracts	Other assets	26	23
Total derivatives designated as hedging instruments		$26	$23
Liabilities:
Forward exchange contracts	Other liabilities	21	2
Total derivatives designated as hedging instruments		$21	$2

Cash Flow Hedges
The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for years ended December 31, 2014, 2013 and 2012:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income(effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Year Ended December 31, 2014
Interest rate swaps	$—	Investment income	$(5)	Other income (expense), net	$—
Treasury locks	—	Interest expense	(1)	Interest expense	—
Forward exchange contracts	(31)	Other income (expense), net	16	Interest expense	(1)
Total	$(31)		$10		$(1)
Year Ended December 31, 2013
Interest rate swaps	$—	Investment income	$(5)	Other income (expense), net	$—
Treasury locks	19	Interest expense	—	Interest expense	2
Forward exchange contracts	10	Other income (expense), net	1	Interest expense	1
Total	$29		$(4)		$3
Year Ended December 31, 2012
Interest rate swaps	$3	Investment income	$(5)	Other income (expense), net	$—
Forward exchange contracts	11	Other income (expense), net	(4)	Interest expense	1
Total	$14		$(9)		$1

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Amounts above shown gross of tax.

(i)	OCI means other comprehensive income.
For interest rate swaps all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness. For foreign exchange contracts, only the changes in fair value resulting from movements in the spot exchange rate are included in this assessment. In instances where the timing of expected cash flows can be matched exactly to the maturity of the foreign exchange contract, then changes in fair value attributable to movement in the forward points are also included.
At December 31, 2014 the Company estimates there will be $7 million of net derivative gains reclassified from accumulated comprehensive income into earnings within the next twelve months as the forecasted transactions affect earnings.

Credit Risk and Concentrations of Credit Risk
Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted and from movements in interest rates and foreign exchange rates. The Company currently does not anticipate non-performance by its counterparties. The Company generally does not require collateral or other security to support financial instruments with credit risk.
Concentrations of credit risk that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. Financial instruments on the balance sheet that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, fiduciary funds, accounts receivable and derivatives which are recorded at fair value.
The Company maintains a policy providing for the diversification of cash and cash equivalent investments and places such investments in an extensive number of financial institutions to limit the amount of credit risk exposure. These financial institutions are monitored on an ongoing basis for credit quality predominantly using information provided by credit agencies.
Concentrations of credit risk with respect to receivables are limited due to the large number of clients and markets in which the Company does business, as well as the dispersion across many geographic areas. Management does not believe significant risk exists in connection with the Company's concentrations of credit as of December 31, 2014.